PUSHDOWN OF ULTIMATE PARENT'S BASIS - Schedule of Adjustment to Ultimate Parent’s Basis (Narrative) (Details) - NAI Transaction and The Transactions - USD ($) $ in Millions		5 Months Ended
	Aug. 07, 2025	Dec. 31, 2025
Business Combination [Line Items]
Increase to book value for property and equipment, net		$ (2)
Decrease to book value for programming and other inventory, noncurrent	$ 562	365
Intangible assets, net	$ 6,748	$ 6,737
Estimated weighted average straight-line amortization period (in years)	16 years 7 months 6 days
Unfavorable contractual arrangements liabilities	$ 520
Contingent liabilities	1,400
FCC and other broadcasting licenses
Business Combination [Line Items]
Intangible assets, net	$ 2,555
Estimated weighted average straight-line amortization period (in years)	30 years
Trade names
Business Combination [Line Items]
Intangible assets, net	$ 1,514
Estimated weighted average straight-line amortization period (in years)	17 years 3 months 18 days
Affiliate relationships
Business Combination [Line Items]
Intangible assets, net	$ 1,004
Estimated weighted average straight-line amortization period (in years)	2 years 7 months 6 days
Subscriber relationships
Business Combination [Line Items]
Intangible assets, net	$ 1,080
Estimated weighted average straight-line amortization period (in years)	2 years
Franchises
Business Combination [Line Items]
Intangible assets, net	$ 326
Estimated weighted average straight-line amortization period (in years)	10 years
Developed technology
Business Combination [Line Items]
Intangible assets, net	$ 258
Estimated weighted average straight-line amortization period (in years)	3 years
Land and Building
Business Combination [Line Items]
Increase to book value for property and equipment, net	$ 635